Supplementary Financial Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Supplementary Financial Information [Abstract]
Schedule Of Other Income And Deductions

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013

Other income:
Accretion of fair value adjustment (discount) to regulatory assets due to purchase accounting	$3	$4	$9	$14
Other	-	-	1	-
Total other income	$3	$4	$10	$14
Other deductions:
Professional fees	$3	$2	$10	$8
Other	1	-	1	3
Total other deductions	$4	$2	$11	$11

	Year Ended December 31,
	2013	2012	2011
Other income:
Accretion of fair value adjustment (discount) to regulatory assets due to purchase accounting	$17	$23	$29
Net gain on sale of other properties and investments	1	3	1
Total other income	$18	$26	$30
Other deductions:
Professional fees	$3	$3	$4
SARs exercise (Note 10)	2	57	-
Other	10	4	5
Total other deductions	$15	$64	$9

Schedule Of Interest Expense And Related Charges

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013

Interest expense	$89	$90	$267	$270
Amortization of debt issuance costs and discounts	1	6	2	21
Allowance for funds used during construction – capitalized interest portion	(1)	(2)	(3)	(8)
Total interest expense and related charges	$89	$94	$266	$283

	Year Ended December 31,
	2013	2012	2011

Interest expense	$360	$366	$359
Amortization of debt issuance costs and discounts	21	18	3
Allowance for funds used during construction – capitalized interest portion	(10)	(10)	(3)
Total interest expense and related charges	$371	$374	$359

Schedule Of Restricted Cash
	At December 31, 2013		At December 31, 2012
	Current Assets	Noncurrent Assets	Current Assets	Noncurrent Assets

Customer collections related to transition bonds used only to service debt and pay expenses	$52	$-	$55	$-
Reserve for fees associated with transition bonds	-	10	-	10
Reserve for shortfalls of transition bond charges	-	6	-	6
Total restricted cash	$52	$16	$55	$16

Schedule Of Trade Accounts Receivable

	At September 30,	At December 31,
	2014	2013

Gross trade accounts receivable	$626	$527
Trade accounts receivable from TCEH	(154)	(139)
Allowance for uncollectible accounts	(3)	(3)
Trade accounts receivable from nonaffiliates – net	$469	$385

	At December 31,
	2013	2012
Gross trade accounts receivable	$527	$395
Trade accounts receivable from TCEH	(139)	(55)
Allowance for uncollectible accounts	(3)	(2)
Trade accounts receivable from nonaffiliates – net	$385	$338

Summary of Investment Balance

	At September 30,	At December 31,
	2014	2013

Assets related to employee benefit plans, including employee savings programs	$93	$88
Land	3	3
Total investments and other property	$96	$91

	At December 31,
	2013	2012
Assets related to employee benefit plans, including employee savings programs	$88	$80
Land	3	3
Total investments and other property	$91	$83

Schedule Of Property, Plant And Equipment

	At September 30,	At December 31,
	2014	2013

Total assets in service	$17,938	$17,056
Less accumulated depreciation	6,030	5,725
Net of accumulated depreciation	11,908	11,331
Construction work in progress	347	556
Held for future use	15	15
Property, plant and equipment – net	$12,270	$11,902

	Composite Depreciation Rate/	At December 31,
	Avg. Life at December 31, 2013	2013	2012

Assets in service:
Distribution	4.1% / 24.6 years	$10,055	$9,745
Transmission	2.8% / 35.8 years	6,133	5,482
Other assets	9.1% / 11.0 years	868	856
Total		17,056	16,083
Less accumulated depreciation		5,725	5,407
Net of accumulated depreciation		11,331	10,676
Construction work in progress		556	627
Held for future use		15	15
Property, plant and equipment – net		$11,902	$11,318

Schedule Of Intangible Assets

	At September 30, 2014			At December 31, 2013
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net

Identifiable intangible assets subject to amortization included in property, plant and equipment:
Land easements	$452	$85	$367	$440	$82	$358
Capitalized software	422	228	194	385	189	196
Total	$874	$313	$561	$825	$271	$554

	At December 31, 2013			At December 31, 2012
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net
Identifiable intangible assets subject to amortization included in property, plant and equipment:
Land easements	$440	$82	$358	$295	$79	$216
Capitalized software	385	189	196	409	220	189
Total	$825	$271	$554	$704	$299	$405

Schedule Of Estimated Aggregate Amortization Expenses

Year	Amortization Expense
2014	$58
2015	60
2016	57
2017	49
2018	45

Year	Amortization Expense
2014	$55
2015	55
2016	52
2017	44
2018	40

Schedule Of Other Noncurrent Liabilities And Deferred Credits

	At September 30,	At December 31,
	2014	2013

Retirement plans and other employee benefits	$1,434	$1,399
Uncertain tax positions (including accrued interest)	37	56
Amount payable related to income taxes	17	17
Investment tax credits	18	20
Other	72	62
Total other noncurrent liabilities and deferred credits	$1,578	$1,554

	At December 31,
	2013	2012
Retirement plans and other employee benefits	$1,399	$1,495
Uncertain tax positions (including accrued interest)	56	169
Amount payable related to income taxes	17	-
Investment tax credits	20	24
Other	62	58
Total other noncurrent liabilities and deferred credits	$1,554	$1,746

Schedule Of Supplemental Cash Flow Information
	Nine Months Ended September 30,
	2014	2013

Cash payments (receipts) related to:
Interest	$296	$300
Capitalized interest	(3)	(8)
Interest (net of amounts capitalized)	$293	$292
Amount in lieu of income taxes (a):
Federal	$175	$52
State	23	12
Total amount in lieu of income taxes	$198	$64
Noncash construction expenditures (b)	$34	$55

_____________

(a)	See Note 10 for additional information regarding income taxes.

Represents end-of-period accruals.

	Year Ended December 31,
	2013	2012	2011
Cash payments (receipts) related to:
Interest	$361	$378	$360
Capitalized interest	(10)	(10)	(3)
Interest (net of amounts capitalized)	351	368	357
Amount in lieu of income taxes:
Federal	89	(23)	(134)
State	12	21	20
Total amount in lieu of income taxes	101	(2)	(114)
SARs exercise	4	64	-
Noncash construction expenditures (a)	84	103	140

______________

(a)Represents end-of-period accruals.

Schedule Of Quarterly Information
2013	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Operating revenues	$817	$857	$966	$912
Operating income	180	189	239	190
Net income	87	96	146	103

2012	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Operating revenues	$783	$828	$925	$792
Operating income	157	188	230	156
Net income (a)	75	107	139	28

______________

(a)Fourth quarter 2012 reflects a $57 million pre-tax charge to expense associated with the SARs settlement (see Note 10